Other general administrative expenses	12 Months Ended
Dec. 31, 2019
Other general administrative expenses
Other general administrative expenses
Other general administrative expenses
a) Breakdown
The detail of Other general administrative expenses is as follows:

Million euros
	2019	2018	2017
Property, fixtures and supplies (Note 2.k)	975	1,968	1,931
Technology and systems	2,161	1,550	1,257
Technical reports	677	707	759
Advertising	685	646	757
Taxes other than income tax	522	557	583
Communications	518	527	529
Surveillance and cash courier services	416	405	443
Per diems and travel expenses	226	225	217
Insurance premiums	86	76	78
Other administrative expenses	1,872	1,828	1,799
	8,138	8,489	8,353

The payments associated with short-term leases (leases less than or equal to 12 months) and leases of low-value assets, that the Group recognises as an expense in the income statement is not material.
b) Technical reports and other
Technical reports includes the fees paid by the various Group companies (detailed in the accompanying Appendices) for the services provided by their respective auditors, the detail being as follows:

Million euros
	2019	2018	2017
Audit fees	98.2	92.1	88.1
Audit-related fees	7.4	6.8	6.7
Tax fees	0.7	0.9	1.3
All other fees	2.3	3.4	3.1
Total	108.6	103.2	99.2

The Audit fees heading includes mainly, audit fees for the Banco Santander, S.A. individual and consolidated financial statements, as the case may be, of the companies forming part of the Group, the integrated audits prepared for the annual report filling in the Form 20-F required by the U.S. Securities and Exchange Commission (SEC) for those entities currently required to do so, the internal control audit (SOx) for those required entities, the audit of the consolidated financial statements as of 30 June and, the regulatory reports required by the auditor corresponding to the different locations of the Santander Group.
The main concepts included in Audit-related fees correspond to aspects such as the issuance of Comfort letters, or other reviews required by different regulations in relation to aspects such as, for example, Securitization.
The services commissioned from the Group's auditors meet the independence requirements stipulated by the Audit Law, the US SEC rules and the Public Company Accounting Oversight Board (PCAOB), applicable to the Group, and they did not involve in any case the performance of any work that is incompatible with the audit function.
Lastly, the Group commissioned services from audit firms other than PwC amounting to EUR 227.6 million in 2019 (2018: EUR 173.9 million; 2017: EUR 115.6 million, respectively).
The "Audit Fees" caption includes the fees corresponding to the audit for the year, regardless of the date on which the audit was completed. In the event of subsequent adjustments, which are not significant in any case, and for purposes of comparison, they are presented in this note in the year to which the audit relates. The rest of the services are presented according to their approval by the Audit Committee.
c) Number of branches
The number of offices at 31 December 2019 and 2018 is as follow:

Number of branches
	Group
	2019	2018
Spain	3,286	4,427
Group	8,666	8,790
	11,952	13,217